Segments - Narrative (Details)	12 Months Ended
	Dec. 31, 2013 segments	Dec. 31, 2013 Retirement Solutions segments	Dec. 31, 2013 Insurance Solutions segments	Dec. 31, 2011 Closed Blocks broker_dealer
Segment Reporting Information [Line Items]
Number of reportable segments	3
Number of operating segments	5	2	2
Number of broker dealers sold				3